Details of Significant Accounts - Pensions - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 USD ($) ExchangeRate PensionUnit	Dec. 31, 2019 TWD ($) ExchangeRate PensionUnit	Dec. 31, 2018 TWD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution to pension plan			2.00%	2.00%
Weighted average duration of the retirement plan			15 years	15 years
Percentage of employees' monthly salaries and wages to defined contribution pension plan			6.00%	6.00%
Pension costs under defined contribution pension plan			$ 242	$ 7,231	$ 8,843
Subsidiaries
Disclosure Of Defined Benefit Plans [Line Items]
Pension costs under defined contribution pension plan			$ 36	$ 1,065	$ 1,487
Events After Reporting Period
Disclosure Of Defined Benefit Plans [Line Items]
Expected contributions to the defined benefit pension plans	$ 6	$ 174
Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Number of units accrued | PensionUnit			45	45
First 15 Years
Disclosure Of Defined Benefit Plans [Line Items]
Number of units accrued			2	2
After 15 Years
Disclosure Of Defined Benefit Plans [Line Items]
Number of units accrued			1	1